Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net loss	$ (2,287,221)	$ (3,353,229)	$ (10,417,639)	$ (5,062,062)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	174,598	1,281,976	1,710,881	2,129,266
Impairment loss	245,674		4,158,243
Loss from extinguishment of related party debt			78,508
Fair value of shares issued for debt settlement/modification			1,470,836	103,470
Fair value of commitment shares				136,800
Fair value of shares issued for services	15,000	1,177,163		387,108
Loss on debt extinguishment	49,329			10,876
Depreciation expense	59,494	26,472	52,944	49,673
Loss from equity-method investment		182,093	422,493	168,170
Amortization of debt discount	203,607	144,935	458,616	296,541
Excess fair value of derivative over carrying balance of debt	36,062		356,784
Change in fair value derivative	101,777		33,992
Changes in assets and liabilities
Accounts Receivable	51,666	(13,199)	26,802	(314,089)
Prepaid and other current assets	40,363	48,993	52,467	80,755
Other non-current assets	(7,138)			34,693
Accounts payable and accrued interest	694	(25,219)	(131,739)	909,049
Accounts payable and accrued interest-related party	154,462		460,976
Deferred revenue	281,746
Accrued interest	498,803		267,560
Accrued interest on note receivable		(3,946)		(3,234)
Cost of land sold				67,806
Contract liability	92,595	203,770	469,715	44,500
Deposit			500	(75,000)
Net cash used in operating activities	(288,488)	(330,191)	(528,061)	(1,035,678)
Cash Flows from investing
Cash payment to collaborative agreement				(100,000)
Equity-method investee acquisition				(100,000)
Additions to Construction in Progress on land not owned			(539,935)	(522,050)
Cash acquired from RCVD acquisition	321,919
Additional expenditures on land	(250,596)
Building and Construction in Progress payments	(179,700)	(316,335)
Net cash used in investing activities	(108,377)	(316,335)	(539,935)	(722,050)
Cash Flows from Financing Activities
Common stock and warrants sold for cash			15,000	1,804,750
Common stock issued for warrant exercise			1,300	100,000
Common stock issued from options exercise		1,300
Series C Preferred Stock issued for cash	250,000
Cash payments on promissory notes – related party	(228,190)	(192,244)	(390,621)	(676,938)
Cash payments on promissory notes	(91,513)	(51,128)	(131,339)	(982,086)
Cash proceeds from promissory notes	100,000	522,500	773,250	288,874
Cash proceeds from refinancing				368,736
Cash proceeds other loans	25,052
Cash proceeds promissory notes – Related party	344,180	315,042	793,187	897,811
Net cash provided by financing activities	399,529	595,470	1,060,777	1,801,147
Net increase (decrease) in Cash	2,664	(51,056)	(7,219)	43,419
Cash, beginning of period	49,374	56,590	56,590	13,171
Cash, end of period	52,038	5,534	49,374	56,590
Supplemental disclosure of cash flow information
Cash paid for interest	47,285	75,858	137,863	152,979
Cash paid for income tax
Non-Cash investing and financing transactions
Fair value of shares issued for land acquisition				29,521
Corporate expenses paid by related party advances			49,145	25,462
Dividend on Series B	15,000	30,000	60,000	60,000
Conversion of related party debt for common shares			905,859
Additions to fixed assets paid by investor				84,614
Debt discount from bifurcated derivative			140,750
Debt discount from warrants issued with debt			159,664
Debt discount			121,694
Cancellation of previously issued common stock				315,288
Accrued interest on notes paid by related party				30,934
Common stock issued with debt modification				8,970
Common stock issued in settlement of related party debt				10,999
Common stock issued as consideration for equity-method investment				2,580,000
Payment of promissory notes by related party				111,110
Commitment shares issued with promissory notes			$ 202,275	$ 130,900
Dividend on Series C	60,003
Common shares issued with convertible debt		202,275
Common stock issued for finder’s fee agreement		40,490
Debt discount from issuance of new promissory notes	104,250	93,700
Debt discount created from warrants embedded in financing		159,664
Corporate expenses paid by related party note		28,665
Common shares issued for services	$ 15,000